Allowance for expected credit losses - Group ECL with staging of assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 907,307	£ 870,816
Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 323,087	£ 312,280
Drawn ECL coverage (%)	0.20%	0.30%
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 284,256	£ 269,707
Drawn ECL coverage (%)	0.00%	0.00%
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 30,207	£ 32,722
Drawn ECL coverage (%)	0.70%	0.80%
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 3,707	£ 3,831
Drawn ECL coverage (%)	7.70%	8.00%
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 4,917	£ 6,020
Drawn ECL coverage (%)	3.10%	3.00%
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 17,344	£ 15,661
Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 15,113	£ 13,385
Drawn ECL coverage (%)	1.00%	1.10%
Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 2,078	£ 2,144
Drawn ECL coverage (%)	10.70%	12.20%
Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 153	£ 132
Drawn ECL coverage (%)	44.20%	50.20%
Credit cards | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Drawn ECL coverage (%)	2.90%	3.60%
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 90,307	£ 87,602
Drawn ECL coverage (%)	0.90%	1.00%
Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 83,847	£ 81,272
Drawn ECL coverage (%)	0.20%	0.30%
Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 5,085	£ 4,904
Drawn ECL coverage (%)	5.20%	5.10%
Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 1,375	£ 1,426
Drawn ECL coverage (%)	21.70%	22.50%
Gross carrying amount | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 323,813	£ 313,128	£ 307,320
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	284,307	269,760	256,596
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	30,414	32,995	38,533
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	4,016	4,166	4,337
Gross carrying amount | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	5,076	6,207	7,854
Gross carrying amount | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	17,858	16,240	15,817
Gross carrying amount | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	15,258	13,534	12,625
Gross carrying amount | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	2,326	2,441	2,908
Gross carrying amount | Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	274	265	284
Gross carrying amount | Credit cards | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	91,141	88,484	89,629
Gross carrying amount | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	84,020	81,477	79,574
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	5,364	5,168	7,987
Gross carrying amount | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	1,757	1,839	2,068
Gross carrying amount | Commercial Banking | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	540	5
Gross carrying amount | Other | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	540	5
Gross carrying amount | Other | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Gross carrying amount | Other | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(3,228)	(3,481)
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(861)	(889)
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,160)	(1,286)
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(1,048)	(1,119)
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(159)	(187)
Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(726)	(848)	(1,105)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(51)	(53)	(161)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(207)	(273)	(374)
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(309)	(335)	(357)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(159)	(187)	(213)
Allowance for expected credit losses | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(514)	(579)	(699)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(145)	(149)	(168)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(248)	(297)	(401)
Allowance for expected credit losses | Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(121)	(133)	(130)
Allowance for expected credit losses | Credit cards | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(937)	(882)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(368)	(329)
Allowance for expected credit losses | Other Retail | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(343)	(326)
Allowance for expected credit losses | Other Retail | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(226)	(227)
Allowance for expected credit losses | Other Retail | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(834)	(882)	(1,022)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(173)	(205)	(232)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(279)	(264)	(372)
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	(382)	(413)	£ (418)
Allowance for expected credit losses | Commercial Banking | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	0	0
Allowance for expected credit losses | Other | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total financial assets	£ 0	£ 0